Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Basis of Presentation and Principles of Consolidation

Basis of Presentation and Principles of Consolidation

The accompanying audited financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

This basis of accounting differs in certain material respects from that used for the preparation of the books of account of the Company, which are prepared in accordance with the accounting principles and the relevant financial regulations applicable to enterprises with limited liabilities established in the PRC (“PRC GAAP”), the accounting standards used in the places of their domicile. The accompanying consolidated financial statements reflect necessary adjustments not recorded in the books of account of the Company to present them in conformity with U.S. GAAP.

The consolidated financial statements include the accounts of the Company, its wholly owned and majority owned subsidiaries.

All significant intercompany accounts and transactions have been eliminated upon consolidation. The results of subsidiaries acquired or disposed of during the respective periods are included in the consolidated statements of operations and comprehensive income (loss) from the effective date of acquisition or up to the effective date of disposal, as appropriate. The portion of the income or loss applicable to noncontrolling interest in subsidiaries is reflected in the consolidated statements of operations and comprehensive income (loss).

Going Concern

Going Concern

Our consolidated financial statements have been prepared assuming we will continue as a going concern, which contemplates the realization of assets and liquidation of liabilities in the normal course of business. However, for the year ended December 31, 2019, the Company has incurred a net loss of approximately $8.6 million and working capital deficit of approximately $7.3 million and its cash balance and revenues generated are not currently sufficient and cannot be projected to cover operating expenses and meet the Company’s obligations as they become due for the next twelve months after the date that our financial statements are issued. These factors raise substantial doubt about the Company’s ability to continue as a going concern.

Management’s plan to alleviate the substantial doubt about the Company’s ability to continue as a going concern include attempting to improve its business profitability, its ability to generate sufficient cash flow from its operations to meet its operating needs on a timely basis, obtain additional working capital funds through debt and equity financings to eliminate inefficiencies in order to meet its anticipated cash requirements. However, there can be no assurance that these plans and arrangements will be sufficient to fund the Company’s ongoing capital expenditures, working capital, and other requirements.

The accompanying consolidated financial statements do not include any adjustments related to the recoverability or classification of asset-carrying amount or the amounts and classification of liabilities that may result should the Company be unable to continue as a going concern.

Foreign Currency Translation

Foreign Currency Translation

The accompanying consolidated financial statements are presented in United States dollar ("$"), which is the reporting currency of the Company. The functional currency of TDH Holdings, TDH HK and TDH Petfood LLC is United States dollar. The functional currency of Tiandihui, Chongai Jiujiu, Kangkang Development, Yichong, Lingchong and Lile is Renminbi ("RMB"). The functional currency of TDH Group BVBA is Euro ("€"). The functional currency of TDH JAPAN is Yen ("¥"). For the subsidiaries whose functional currencies are RMB, Euro and Yen, results of operations and cash flows are translated at average exchange rates during the period, assets and liabilities are translated at the unified exchange rate at the end of the period, and equity is translated at historical exchange rates. The resulting translation adjustments are included in determining other comprehensive income or loss. Transaction gains and losses are reflected in the consolidated statements of operations.

The exchange rates used to translate amounts in RMB into U.S. Dollars for the purpose of preparing the consolidated financial statements were as follows (USD$1=RMB):

Period Covered	Balance Sheet Date Rates	Average Rates

Year ended December 31, 2019	6.9680	6.9088
Year ended December 31, 2018	6.8764	6.6146

The exchange rates used to translate amounts in Euro into U.S. Dollars for the purpose of preparing the consolidated financial statements were as follows (USD$1=€):

Period Covered	Balance Sheet Date Rate	Average Rate

Year ended December 31, 2019	0.8916	0.8934
Period from acquisition completion date to December 31, 2018	0.8737	0.8789

The exchange rates used to translate amounts in Yen into U.S. Dollars for the purpose of preparing the consolidated financial statements were as follows (USD$1=¥):

Period Covered	Balance Sheet Date Rate	Average Rate

Year ended December 31, 2019	108.6384	109.0086
Period from acquisition completion date to December 31, 2018	110.0039	112.1693

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and judgments that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities on the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The Company bases its estimates and judgments on historical experience and on various other assumptions and information that are believed to be reasonable under the circumstances, including but not limited to the potential impacts arising from the recent novel coronavirus (COVID-19). Estimates and assumptions of future events and their effects cannot be perceived with certainty and, accordingly, these estimates may change as new events occur, as more experience is acquired, as additional information is obtained and as our operating environment changes. Significant estimates and assumptions by management include, among others, allowance for doubtful accounts, useful lives and impairment of long-lived assets and goodwill, write-down in value of inventories, income taxes including the valuation allowance for deferred tax assets, estimate of contingent liabilities and allowance for sales return. As the extent and duration of the impacts from COVID-19 remain unclear, the Company's estimates and assumptions may evolve as conditions change. Actual results could differ from those estimates. Estimates and assumptions are periodically reviewed and the effects of revisions are reflected in the financial statements in the period they are determined to be necessary.

Cash and Cash Equivalents	Cash and Cash Equivalents Cash and cash equivalents include cash on hand, cash in time deposits and highly liquid investments purchased with original maturities of three months or less.
Restricted Cash

Restricted Cash

Restricted cash mainly represents bank deposits used to pledge the bank acceptance notes and bank letters of credit, bank deposits judicially frozen by the court and cash deposit in an escrow account.

Accounts Receivable

Accounts Receivable

Accounts receivable consists principally of amounts due from trade customers. Credit is extended based on an evaluation of the customer’s financial condition and collateral is not generally required.

The Company maintains allowances for doubtful accounts for estimated losses. The Company reviews the accounts receivable on a periodic basis and makes general and specific allowances when there is doubt as to the collectability of individual balances. In evaluating the collectability of individual receivable balances, the Company considers many factors, including the age of the balance, a customer’s historical payment history, its current credit-worthiness and current economic trends. Accounts are written off after exhaustive efforts at collection.

Inventories

Inventories

Inventories, consisting of raw materials, low-valued consumables, work in progress, good sold in transit and finished goods, are stated at the lower of cost or net realizable value, with cost computed on a weighted-average basis. The valuation of inventory requires us to estimate excess and slow-moving inventory. We evaluate the recoverability of our inventory based on assumption about expected demand, market conditions, forecasts prepared by its customers, sales contracts and orders in hand.

Property, Plant and Equipment

Property, Plant and Equipment

Property, plant and equipment, are stated at cost less depreciation. Cost represents the purchase price of the asset and other costs incurred to bring the asset into its existing use. Maintenance, repairs and betterments, including replacement of minor items, are charged to expense; major additions to physical properties are capitalized.

Depreciation of property, plant and equipment is calculated based on cost, less their estimated residual value, if any, using the straight-line method over their estimated useful lives. Estimated useful lives are as follows:

Machinery equipment	5 - 20 years
Computer software	10 years
Electronic equipment	5 - 10 years
Office equipment	5 - 10 years
Motor vehicles	5 - 10 years
Leasehold improvement	Shorter of the lease term or estimated useful life
Buildings	20 - 50 years

Land Use Rights

Land Use Rights

According to the law of PRC, the government owns all the land in the PRC. Companies or individuals are authorized to possess and use the land only through land use rights granted by the Chinese government for a specified period of time. Land use rights are being amortized using the straight-line method over the periods the rights are granted.

Impairment of Long-Lived Assets and Goodwill

Impairment of Long-Lived Assets and Goodwill

The Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be fully recoverable, or at least annually. The Company recognizes an impairment loss when the sum of expected undiscounted future cash flows is less than the carrying amount of the asset. The amount of impairment is measured as the difference between the asset's estimated fair value and its book value. The Company performed an impairment test on December 31, 2019 considering the fact of decreased revenue and recurring losses, and recorded impairment loss on long-lived assets other than goodwill of $813,344 and $0 for the years ended December 31, 2019 and 2018, respectively.

The Company's goodwill is tested for impairment on an annual basis or whenever events or changes in circumstances indicate that the carrying amount of these assets may not be recoverable. In testing for goodwill impairment, the Company compares the fair value of its reporting unit to its carrying value including the goodwill of that unit. If the carrying value, including goodwill, exceeds the reporting unit's fair value, the Company will recognize an impairment loss for the amount by which the carrying amount exceeds the reporting unit's fair value. The loss recognized cannot exceed the total amount of goodwill allocated to that reporting unit. The Company recorded impairment loss on goodwill of $0 and $1,599,591 for the years ended December 31, 2019 and 2018, respectively.

Long-term Investments

Long-term Investments

The Company's long-term investments consist of equity investments without readily determinable fair value and equity method investment.

In accordance with ASC 323, Investments-Equity Method and Joint Ventures, the Company applies the equity method of accounting to equity investments, over which it has significant influence but does not own a majority equity interests or otherwise control. Significant influence is generally considered to exist when the Company has an ownership interest in the voting stock of the investee between 20% and 50%. Under the equity method, the Company initially records its investment at cost and subsequently adjusts the carrying amount of the investment to recognize the Company's proportionate share of each equity investee's net income or loss into earnings after the date of investment.

The Company continually reviews its investment under equity method to determine whether a decline in fair value to below the carrying value is other-than-temporary. The primary factors in its determination are the duration and severity of the decline in fair value, the financial condition, operating performance and the prospects of the equity investee, and other company specific information such as recent financing rounds. If the decline in fair value is deemed to be other-than-temporary, the carrying value of the equity investee is written down to fair value.

For equity securities without readily determinable fair value and do not qualify for the existing practical expedient in ASC 820, Fair Value Measurements and Disclosures to estimate fair value using the net asset value per share (or its equivalent) of the investment, the Company elected to use the measurement alternative to measure those investments at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer, if any. The Company makes assessment of whether an investment is impaired at each reporting date, and recognizes an impairment loss equal to the difference between the carrying value and fair value in the consolidated statements of operations and comprehensive income (loss) if there is any. The Company makes a qualitative assessment of whether the investments are impaired at each reporting date.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

Accounting guidance defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurement for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

The Company measures certain financial assets, including the investment under the measurement alternative method and equity method on other-than-temporary basis, intangible assets, goodwill and fixed assets at fair value when an impairment charge is recognized.

Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting guidance establishes three levels of inputs that may be used to measure fair value:

Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 — Include other inputs that are directly or indirectly observable in the marketplace.

Level 3 — Unobservable inputs which are supported by little or no market activity.

Accounting guidance also describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

For certain of the Company’s financial instruments, including cash and cash equivalents, restricted cash, accounts receivable, advances to suppliers, inventories, prepayments and other current assets, accounts payable, notes payables, advances from customers, taxes payable, bank overdrafts, short-term loans and other current liabilities, the carrying amounts approximate their fair values due to the short maturities.

Lease Commitments

Lease Commitments

Recent adoption of accounting pronouncement ASU 2016-02

On January 1, 2019, the Company adopted Accounting Standards Update (ASU) 2016-02, Leases (together with all amendments subsequently issued thereto, "ASC Topic 842"), using the modified retrospective method. The Company elected the transition method which allows entities to initially apply the requirements by recognizing a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption. As a result of electing this transition method, previously reported financial information has not been restated to reflect the application of the new standard to the comparative periods presented. The Company elected the package of practical expedients permitted under the transition guidance within ASC Topic 842, which among others, allows the Company to carry forward certain historical conclusions reached under ASC Topic 840 regarding lease identification, classification, and the accounting treatment of initial direct costs. The Company elected not to record assets and liabilities on its consolidated balance sheet for new or existing lease arrangements with terms of 12 months or less. The Company recognizes lease expenses for such leases on a straight-line basis over the lease term. In addition, the Company elected the land easement transition practical expedient and did not reassess whether an existing or expired land easement is a lease or contains a lease if it has not historically been accounted for as a lease.

The initial lease liability is equal to the future fixed minimum lease payments discounted using the Company's incremental borrowing rate, on a secured basis. The lease term includes option renewal periods and early termination payments when it is reasonably certain that the Company will exercise those rights. The initial measurement of the right-of-use asset is equal to the initial lease liability plus any initial direct costs and prepayments, less any lease incentives.

The primary impact of applying ASC Topic 842 is the initial recognition of approximately $0.4 million of operating lease liabilities, and approximately $0.4 million of corresponding right-of-use assets, on the Company's consolidated balance sheet as of January 1, 2019, for leases classified as operating leases under ASC Topic 840, as well as enhanced disclosure of the Company's leasing arrangements. There is no cumulative effect to retained earnings or other components of equity recognized as of January 1, 2019. The Company does not have finance lease arrangements as of December 31, 2019. See Note 14 for further discussion.

Payments made under operating leases are charged to the consolidated statements of operations and comprehensive income (loss) on a straight-line basis over the lease period.

Earnings (loss) per Share

Earnings (loss) per Share

Basic earnings (loss) per common share is computed by dividing net earnings (loss) attributable to common shareholders by the weighted-average number of common shares outstanding during the period. Diluted earnings (loss) per share is computed by dividing net income (loss) attributable to common shareholders by the sum of the weighted average number of common shares outstanding and dilutive potential common shares during the period. Potentially dilutive common shares consist of common shares warrants using the treasury stock method. Common equivalent shares are not included in the denominator of the diluted earnings per share calculation when inclusion of such shares would be anti-dilutive.

Revenue Recognition

Revenue Recognition

On January 1, 2018, the Company adopted ASC Topic 606, Revenue from Contracts with Customers, using the modified retrospective method applied to those contracts that were not completed as of January 1, 2018. Results for the reporting period beginning after January 1, 2018 are presented under ASC Topic 606, while prior period amounts have not been adjusted and continue to be reported in accordance with the Company's historic accounting under ASC Topic 605.

Revenue for sale of products is derived from contracts with customers, which primarily include the sale of pet food products. The Company recognizes revenue upon transfer of control of promised goods in a contract with a customer in an amount that reflects the consideration the Company expects to receive in exchange for those products. Transfer of control occurs once the customer has the contractual right to use the product, generally upon shipment or once delivery and risk of loss has transferred to the customer.

Revenue is recognized net of any taxes collected from customers that are subsequently remitted to governmental authorities, including value-added tax ("VAT"), business tax, applicable local government levies. At the time revenue is recognized, allowances are recorded, with the related reduction to revenue, for estimated sales returns based upon historical experience and related terms of customer arrangements.

The allowance for sales returns recorded by the Company was $0.06 million, $0.89 million and $0 for the years ended December 31, 2019, 2018 and 2017, respectively. The Company does not provide rebate, pricing protection or any other concessions to its customers.

The Company elected to account for shipping and handling fees that occur after the customer has obtained control of goods, for instance, free onboard shipping point arrangements, as a fulfilment cost and accrues for such costs.

Management has concluded that the disaggregation level is the same under both the revenue standard and the segment reporting standard. Revenue under the segment reporting standard is measured on the same basis as under the revenue standard. See Note 13 for information regarding revenue disaggregation by product lines, marketing channels and countries.

Contract liabilities are recorded when consideration is received from a customer prior to transferring the control of goods to the customer or other conditions under the terms of a sales contract. As of December 31, 2019 and 2018, the Company recorded contract liabilities of $116,155 and $160,828, respectively, which were presented as advances from customers on the accompanying consolidated balance sheets. During the years ended December 31, 2019 and 2018, the Company recognized $158,274 and $238,750 of contract liabilities as revenue, respectively.

Adoption Impact of ASC Topic 606 on the Opening Balance Sheet as of January 1, 2018

Adoption Impact of ASC Topic 606 on the Opening Balance Sheet as of January 1, 2018

The Company adopted ASC Topic 606 using the modified retrospective method. Under the new standard the Company recognized revenue generated from products sold to certain E-commerce platforms when the control has been transferred, generally at the time products are delivered and accepted by the E-commerce platforms rather than when the price is determined and mutually agreed upon between the Company and the E-commerce platforms, usually at a later time after products delivery, under ASC Topic 605. The cumulative impact of applying the new guidance to all contracts with customers that were not completed as of January 1, 2018 was recorded as an adjustment to the opening retained earnings at the date of adoption. The following table summarizes the adjustments made to accounts on the consolidated balance sheet as of January 1, 2018:

	As Reported	Adjustments	As Adjusted
	December 31, 2017	Revenue Recognition	January 1, 2018
Accounts receivable	$1,932,924	$245,788	$2,178,712
Prepayments and other current assets	371,796	(24,357)	347,439
Inventories	9,135,332	(174,912)	8,960,420
Retained earnings	$823,474	$46,519	$869,993

Impact of ASC Topic 606 on Consolidated Financial Statement Line Items

Impact of ASC Topic 606 on Consolidated Financial Statement Line Items

The impact of adoption of ASC Topic 606 on our consolidated balance sheet as of December 31, 2018 and our consolidated statement of operations and comprehensive loss and cash flows for the year ended December 31, 2018 was as follows:

	December 31, 2018
	As Reported	Balances without Adoption of ASC Topic 606	Effect of Change Higher (Lower)
Consolidated Balance Sheet
Assets:
Accounts receivable	$845,800	$765,098	$80,702
Prepayments and other current assets	680,606	688,139	(7,533)
Inventories, net	3,019,804	3,111,334	(91,530)
Stockholders' Equity (Deficit):
Accumulated other comprehensive income	243,470	244,196	(726)
Accumulated deficit	$(13,349,232)	$(13,330,145)	$19,087

	Year Ended December 31, 2018
	As Reported	Balances without Adoption of ASC Topic 606	Effect of Change Higher (Lower)
Consolidated Statement of Operations and Comprehensive Loss
Net Revenue	$22,154,506	$22,299,871	$(145,365)
Cost of revenue	26,278,300	26,358,059	(79,759)
Net loss	$14,219,265	$14,153,659	$65,606

	Year Ended December 31, 2018
	As Reported	Balances without Adoption of ASC Topic 606	Effect of Change
Consolidated Statement of Cash Flows
Net loss	$(14,219,265)	$(14,153,659)	$(65,606)
Adjustments to reconcile net loss to net cash used in operating activities
Accounts receivable	$1,302,573	$1,140,682	$161,891
Prepayments and other current assets	(291,336)	(274,810)	(16,526)
Inventories, net	4,203,927	4,283,686	(79,759)
Net cash used in operating activities	$(2,173,742)	$(2,173,742)	$-

Government Grants

Government Grants

Government grants include cash subsidies as well as other subsidies received from the PRC government by the subsidiaries of the Company. Such subsidies are generally provided as incentives from the local government to encourage the expansion of local business. The government grant is recognized in the consolidated statements of operations and comprehensive income (loss) when cash is received and the relevant performance criteria specified in the grant are met.

Research and Development

Research and Development

Research and development costs are expensed as incurred. The costs primarily consist of raw materials used and salaries paid for the development and improvement of the Company’s products.

Selling Expenses

Selling Expenses

Selling expenses consist primarily of advertising, salaries and shipping and handling costs incurred during the selling activities. Advertising and transportation expenses are charged to expense as incurred.

Shipping and handling expenses amounted to $287,385, $741,816 and $1,162,827 for the years ended December 31, 2019, 2018 and 2017, respectively.

Advertising costs amounted to $22,221, $150,154 and $215,399 for the years ended December 31, 2019, 2018 and 2017, respectively.

Income Taxes

Income Taxes

The Company accounts for income taxes under the provision of FASB ASC 740-10, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns. Under this method, deferred income taxes are recognized for the tax consequences in future years of differences between the tax bases of assets and liabilities and their financial reporting amounts at each period end based on enacted tax laws and statutory tax rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

Comprehensive Income/Loss

Comprehensive Income/Loss

ASC 220 “Comprehensive Income” established standards for reporting and display of comprehensive income/loss, its components and accumulated balances. Components of comprehensive income/loss include net income/loss and foreign currency translation adjustment. As of December 31, 2019, 2018 and 2017, the only component of accumulated other comprehensive income/loss was foreign currency translation adjustment.

Loss Contingencies

Loss Contingencies

The Company records accruals for certain of its outstanding legal proceedings or claims when it is probable that a liability will be incurred and the amount of loss can be reasonably estimated. When a loss contingency is not both probable and estimable, the Company does not record an accrued liability but discloses the nature and the amount of possible loss, if material, in the notes to the consolidated financial statements.

The Company reviews the developments in contingencies that could affect the amount of the provisions that has been previously recorded, and the matters and related possible losses disclosed. The Company makes adjustments to provisions and changes to its disclosures accordingly to reflect the impact of negotiations, settlements, rulings, advice of legal counsel, and updated information. The assessment of whether a loss is probable or reasonably possible, and whether the loss or a range of loss is estimable, often involves complex judgments about future events. Management is often unable to estimate the loss or a range of loss, particularly where (i) the damages sought are indeterminate, (ii) the proceedings are in the early stages, or (iii) there is a lack of clear or consistent interpretation of laws specific to the industry-specific complaints among different jurisdictions. In such cases, there is considerable uncertainty regarding the timing or ultimate resolution of such matters, including eventual loss, fine, penalty or business impact, if any.

Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk are cash, restricted cash, and accounts receivable arising from its normal business activities. The Company places its cash in what it believes to be credit-worthy financial institutions. The Company establishes an allowance for doubtful accounts primarily based upon the age of receivables and factors surrounding the credit risk of specific customers.

Related Parties Transactions

Related Parties Transactions

A related party is generally defined as (i) any person that holds 10% or more of the Company’s securities and their immediate families, (ii) the Company’s management, (iii) someone that directly or indirectly controls, is controlled by or is under common control with the Company, or (iv) anyone who can significantly influence the financial and operating decisions of the Company. A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties. Related parties may be individuals or corporate entities.

Transactions involving related parties cannot be presumed to be carried out on an arm’s-length basis, as the requisite conditions of competitive, free market dealings may not exist. Representations about transactions with related parties, if made, shall not imply that the related party transactions were consummated on terms equivalent to those that prevail in arm’s-length transactions unless such representations can be substantiated. It is not, however, practical to determine the fair value of amounts due from/to related parties due to their related party nature.

Segment Reporting

Segment Reporting

The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. The Company’s chief operating decision maker has been identified as the chief executive officer of the Company who reviews financial information based on U.S. GAAP. The chief operating decision maker now reviews results analyzed by marketing channel. This analysis is only presented at the revenue level with no allocation of direct or indirect costs. Consequently, the Company has determined that it has only one operating segment.

Recently Issued Accounting Pronouncements

Recently Issued Accounting Pronouncements

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which eliminates the probable recognition threshold for credit impairments. The new guidance broadens the information that an entity must consider in developing its expected credit loss estimate for assets measured either collectively or individually to include forecasted information, as well as past events and current conditions. There is no specified method for measuring expected credit losses, and an entity is allowed to apply methods that reasonably reflect its expectations of the credit loss estimate. ASU 2016-13 is effective for the Company beginning on January 1, 2020. The Company does not expect any material impact on net assets and the consolidated statement of comprehensive income (loss) as a result of adopting the new standard.

On December 18, 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes ("ASU 2019-12") as part of its overall simplification initiative to reduce costs and complexity of applying accounting standards. ASU 2019-12 removes certain exceptions from Topic 740, Income Taxes, including (i) the exception to the incremental approach for intra period tax allocation; (ii) the exception to accounting for basis differences when there are ownership changes in foreign investments; and (iii) the exception in interim period income tax accounting for year-to-date losses that exceed anticipated losses. ASU 2019-12 also simplifies GAAP in several other areas of Topic 740 such as (i) franchise taxes and other taxes partially based on income; (ii) transactions with a government that result in a step up in the tax basis of goodwill; (iii) separate financial statements of entities not subject to tax; and (iv) enacted changes in tax laws in interim periods. ASU 2019-12 is effective for public entities for annual reporting periods and interim periods within those years beginning after December 15, 2020, and early adoption is permitted. The Company is currently evaluating the impact of adopting ASU 2019-12 on its consolidated financial statements and related disclosures.